N-2 - $ / shares	2 Months Ended		3 Months Ended																12 Months Ended
	Mar. 08, 2024	Mar. 06, 2023	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2023	Dec. 31, 2022
Cover [Abstract]
Entity Central Index Key																				0001379785
Amendment Flag																				false
Document Type																				DEF 14A
Entity Registrant Name																			Barings BDC, Inc.	Barings BDC, Inc.
General Description of Registrant [Abstract]
Risk Factors [Table Text Block]
Key Stockholder Considerations
Before voting on this proposal or giving proxies with regard to this matter, stockholders should consider the dilutive effect on the net asset value per outstanding share of common stock of the issuance of shares of the Company’s common stock at less than net asset value per share. Any sale of common stock at a price below net asset value would result in an immediate dilution to existing common stockholders. Since under this proposal shares of the Company’s common stock could be issued at a price that is substantially below the net asset value per share, the dilution could be substantial. This dilution would include reduction in the net asset value per share as a result of the issuance of shares at a price below the net asset value per share and a proportionately greater decrease in a stockholder’s interest in the earnings and assets of the Company and voting interest in the Company than the increase in the assets of the Company resulting from such issuance. If this Proposal No. 2 is approved, the Board of Directors of the Company may, consistent with its fiduciary duties, approve the sale of the Company’s common stock at any discount to its then-current net asset value per share; however, the Board of Directors will consider the potential dilutive effect of the issuance of shares of common stock at a price below the net asset value per share when considering whether to authorize any such issuance and will act in the best interests of the Company and its stockholders in doing so. It should be noted that the maximum number of shares that the Company could issue and sell at a per share price below net asset value per share pursuant to this authority would be limited to 30% of the Company’s then-outstanding common stock immediately prior to each such offering.
The 1940 Act establishes a connection between common share sale price and net asset value because, when shares of common stock are sold at a sale price below net asset value per share, the resulting increase in the number of outstanding shares is not accompanied by a proportionate increase in the net assets of the issuer. Further, if current stockholders of the Company do not purchase any shares to maintain their percentage interest, regardless of whether such offering is above or below the then-current net asset value, their voting power will be diluted. For an illustration of the potential dilutive effect of an offering of our common stock at a price below net asset value, please see the table below under the heading “Examples of Dilutive Effect of the Issuance of Shares Below Net Asset Value.”
Finally, any sale of substantial amounts of the Company’s common stock or other securities in the open market may adversely affect the market price of the Company’s common stock and may adversely affect the Company’s ability to obtain future financing in the capital markets. In addition, future sales of the Company’s common stock to the public may create a potential market overhang, which is the existence of a large block of shares readily available for sale that could lead the market to discount the value of shares held by other investors. In the event the Company were to continue to sell its common stock at prices below net value for sustained periods of time, such offerings may result in sustained discounts in the marketplace.

Share Price [Table Text Block]	Trading History
The following table, reflecting the public trading history of our common stock since January 1, 2021, lists the high and low closing sales prices for our common stock, and such closing sales prices as percentages of the net asset values per share for the relevant periods. On March 8, 2024, the record date, the last reported closing sale price of our common stock on the NYSE was $9.69. Net asset value per share in the table below is determined as of the last day in the relevant quarter and therefore may not reflect the net asset value per share on the date of the high and low closing sales prices. The net asset values shown are based on outstanding shares at the end of each period.

	Net Asset Value	Closing Sales Price		Premium (Discount) of High Closing Sales Price to Net Asset Value	Premium (Discount) of Low Closing Sales Price to Net Asset Value
		High	Low
Year ended December 31, 2021
First Quarter .............................................	$11.14	$10.20	$8.83	(8.4)%	(20.7)%
Second Quarter ..........................................	$11.39	$10.77	$10.16	(5.4)%	(10.8)%
Third Quarter .............................................	$11.40	$11.07	$10.36	(2.9)%	(9.1)%
Fourth Quarter	$11.36	$11.47	$10.62	1.0%	(6.5)%
Year ended December 31, 2022
First Quarter ..............................................	$11.86	$11.20	$10.07	(5.6)%	(15.1)%
Second Quarter ..........................................	$11.41	$10.90	$9.24	(4.5)%	(19.0)%
Third Quarter .............................................	$11.28	$10.41	$8.32	(7.7)%	(26.2)%
Fourth Quarter	$11.05	$9.26	$8.06	(16.2)%	(27.1)%
Year ended December 31, 2023
First Quarter ..............................................	$11.17	$8.95	$8.22	(19.9)%	(26.4)%
Second Quarter ..........................................	$11.34	$8.01	$7.19	(29.4)%	(36.6)%
Third Quarter .............................................	$11.25	$9.34	$7.65	(17.0)%	(32.0)%
Fourth Quarter ...........................................	$11.28	$9.39	$8.58	(16.8)%	(23.9)%
Year ending December 31, 2024
First Quarter (through March 8, 2024) ......	*	$9.88	$8.70	*	*
*    Net asset value has not yet been calculated for this period.

Trading History
The following table, reflecting the public trading history of our common stock since January 1, 2020, lists the high and low closing sales prices for our common stock, and such closing sales prices as percentages of the net asset values per share for the relevant periods. On March 6, 2023, the record date, the last reported closing sale price of our common stock on the NYSE was $8.71. Net asset value per share in the table below is determined as of the last day in the relevant quarter and therefore may not reflect the net asset value per share on the date of the high and low closing sales prices. The net asset values shown are based on outstanding shares at the end of each period.

	Net Asset Value	Closing Sales Price		Premium (Discount) of High Closing Sales Price to Net Asset Value	Premium (Discount) of Low Closing Sales Price to Net Asset Value
		High	Low
Year ended December 31, 2020
First Quarter	$9.23	$10.54	$5.34	14.2%	(42.1)%
Second Quarter	$10.23	$8.41	$6.22	(17.8)%	(39.2)%
Third Quarter	$10.97	$8.44	$7.36	(23.1)%	(32.9)%
Fourth Quarter	$10.99	$9.28	$7.51	(15.6)%	(31.7)%
Year ended December 31, 2021
First Quarter	$11.14	$10.20	$8.83	(8.4)%	(20.7)%
Second Quarter	$11.39	$10.77	$10.16	(5.4)%	(10.8)%
Third Quarter	$11.40	$11.07	$10.36	(2.9)%	(9.1)%
Fourth Quarter	$11.36	$11.47	$10.62	1.0%	(6.5)%
Year ended December 31, 2022
First Quarter	$11.86	$11.20	$10.07	(5.6)%	(15.1)%
Second Quarter	$11.41	$10.90	$9.24	(4.5)%	(19.0)%
Third Quarter	$11.28	$10.41	$8.32	(7.7)%	(26.2)%
Fourth Quarter	$11.05	$9.26	$8.06	(16.2)%	(27.1)%
Year ending December 31, 2023
First Quarter (through March 6, 2023)	*	$8.95	$8.22	*	*
* Net asset value has not yet been calculated for this period.

Lowest Price or Bid	$ 8.70	$ 8.22	$ 8.58	$ 7.65	$ 7.19	$ 8.22	$ 8.06	$ 8.32	$ 9.24	$ 10.07	$ 10.62	$ 10.36	$ 10.16	$ 8.83	$ 7.51	$ 7.36	$ 6.22	$ 5.34
Highest Price or Bid	$ 9.88	$ 8.95	$ 9.39	$ 9.34	$ 8.01	$ 8.95	$ 9.26	$ 10.41	$ 10.90	$ 11.20	$ 11.47	$ 11.07	$ 10.77	$ 10.20	$ 9.28	$ 8.44	$ 8.41	$ 10.54
Highest Price or Bid, Premium (Discount) to NAV [Percent]			(16.80%)	(17.00%)	(29.40%)	(19.90%)	(16.20%)	(7.70%)	(4.50%)	(5.60%)	1.00%	(2.90%)	(5.40%)	(8.40%)	(15.60%)	(23.10%)	(17.80%)	14.20%
Lowest Price or Bid, Premium (Discount) to NAV [Percent]			(23.90%)	(32.00%)	(36.60%)	(26.40%)	(27.10%)	(26.20%)	(19.00%)	(15.10%)	(6.50%)	(9.10%)	(10.80%)	(20.70%)	(31.70%)	(32.90%)	(39.20%)	(42.10%)
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Voting Rights [Text Block]	VOTING SECURITIES
You may vote at the Annual Meeting only if you were a holder of record of the Company's common stock at the close of business on March 8, 2024 or if you hold a valid proxy from a stockholder of record as of such record date.
As of March 8, 2024, there were 106,067,070 shares of the Company's common stock outstanding. Each share of common stock is entitled to one vote on each matter submitted to a vote at the Annual Meeting. Stockholders do not have the right to cumulate votes in the election of directors.
VOTING SECURITIES
You may vote at the Annual Meeting only if you were a holder of record of the Company's common stock at the close of business on March 6, 2023 or if you hold a valid proxy from a stockholder of record as of such record date. As of March 6, 2023, there were 107,916,166 shares of the Company's common stock outstanding. Each share of common stock is entitled to one vote on each matter submitted to a vote at the Annual Meeting. Stockholders do not have the right to cumulate votes in the election of directors.